Bank indebtedness (Tables)	12 Months Ended
Mar. 31, 2018
Debt Disclosure [Abstract]
Summary of Company's Senior Credit Facility

The information concerning the Company’s bank indebtedness related to continuing operations is as follows:

	Fiscal Year Ended
	March 31, 2018	March 25, 2017*
	(In thousands)

Maximum borrowing outstanding during the year	$48,653	$50,250
Average outstanding balance during the year	$35,187	$41,751
Weighted average interest rate for the year	3.3%	3.2%
Effective interest rate at year-end	3.4%	3.0%

*Retrospectively revised (see note 18)